UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21875

Dividend Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Dividend Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 5.9%
General Dynamics Corp.	70,500	$6,412,680
Lockheed Martin Corp.	54,800	6,030,192
United Technologies Corp.	82,928	6,351,456
		$18,794,328
Auto Components — 0.7%
Johnson Controls, Inc.	51,000	$2,229,720
		$2,229,720
Beverages — 0.8%
Diageo PLC ADR	26,300	$2,413,025
		$2,413,025
Capital Markets — 1.6%
Bank of New York Mellon Corp.	35,200	$1,719,520
Credit Suisse Group ADR	48,500	3,283,450
		$5,002,970
Commercial Banks — 11.0%
Bank of Nova Scotia(1)	41,395	$2,327,227
Intesa Sanpaolo(1)	529,000	4,191,371
KBC Groep NV(1)	43,090	6,048,857
National Bank of Greece SA(1)	88,200	6,155,491
Standard Chartered PLC(1)	161,000	6,256,134
Wachovia Corp.	91,950	4,204,874
Wells Fargo & Co.	164,500	5,594,645
		$34,778,599
Communications Equipment — 1.0%
Nokia Oyj Sponsored ADR	80,200	$3,185,544
		$3,185,544
Computer Peripherals — 2.2%
IBM Corp.	61,081	$7,092,726
		$7,092,726
Containers & Packaging — 1.1%
Temple-Inland, Inc.	66,600	$3,574,422
		$3,574,422

Security	Shares	Value
Diversified Financial Services — 5.6%
Bank of America Corp.	109,590	$5,291,005
Citigroup, Inc.	148,133	6,206,773
JPMorgan Chase & Co.	130,000	6,110,000
		$17,607,778
Diversified Telecommunication Services — 6.0%
AT&T, Inc.	143,967	$6,016,381
Elisa Oyj(1)	45,500	1,351,992
Embarq Corp.	26,800	1,418,256
Telefonos de Mexico SA de CV ADR	62,130	2,272,094
Verizon Communications, Inc.	142,060	6,544,704
Windstream Corp.	101,500	1,365,175
		$18,968,602
Electric Utilities — 4.2%
CPFL Energia SA ADR	35,800	$2,381,416
E. ON AG(1)	22,466	4,386,670
E. ON AG ADR	2	130
Enel SPA(1)	168,000	2,011,887
Fortum Oyj(1)	76,092	3,304,647
Scottish and Southern Energy PLC(1)	39,900	1,292,654
		$13,377,404
Energy Equipment & Services — 3.5%
Diamond Offshore Drilling, Inc.	83,388	$9,442,023
Halliburton Co.	39,000	1,537,380
		$10,979,403
Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	25,300	$1,143,813
		$1,143,813
Food Products — 2.8%
Cadbury Schweppes PLC ADR	36,081	$1,920,952
Nestle SA(1)	15,198	7,015,745
Nestle SA ADR	3	342
		$8,937,039

See notes to financial statements

Dividend Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.0%
McDonald's Corp.	74,400	$4,441,680
Starwood Hotels & Resorts Worldwide, Inc.	34,400	1,955,984
		$6,397,664
Household Products — 0.9%
Kimberly-Clark Corp.	16,670	$1,181,736
Kimberly-Clark de Mexico S.A. de C.V.(1)	362,500	1,571,493
		$2,753,229
Industrial Conglomerates — 1.9%
General Electric Co.	145,450	$5,986,722
		$5,986,722
Insurance — 6.9%
AFLAC, Inc.	111,600	$7,006,248
Brit Insurance Holdings PLC(1)	197,500	1,335,751
Chubb Corp.	38,000	2,027,300
Fidelity National Financial, Inc.	149,025	2,293,495
Hartford Financial Services Group, Inc.	30,000	2,910,900
Lincoln National Corp.	98,300	6,130,971
		$21,704,665
Machinery — 5.8%
Atlas Copco AB, Class A(1)	129,200	$2,168,590
Eaton Corp.	52,000	4,814,160
Illinois Tool Works, Inc.	114,300	6,544,818
Vallourec SA(1)	16,300	4,740,700
		$18,268,268
Media — 1.3%
Time Warner Inc.	234,400	$4,280,144
		$4,280,144
Metals & Mining — 5.1%
BHP Billiton, Ltd. ADR	50,600	$4,415,356
Freeport-McMoRan Copper & Gold, Inc., Class B	40,631	4,781,456
Southern Copper Corp.	50,000	6,985,000
		$16,181,812

Security	Shares	Value
Multi-Utilities — 1.9%
CMS Energy Corp.	32,000	$543,040
Consolidated Edison, Inc.	67,000	3,155,030
Energy East Corp.	27,000	752,760
RWE AG(1)	10,595	1,445,582
		$5,896,412
Oil, Gas & Consumable Fuels — 12.9%
Chevron Corp.	70,100	$6,414,851
ConocoPhillips	78,103	6,635,631
Exxon Mobil Corp.	68,529	6,303,983
Occidental Petroleum Corp.	106,160	7,330,348
Total SA ADR	93,770	7,558,800
Williams Cos., Inc. (The)	178,165	6,501,241
		$40,744,854
Pharmaceuticals — 5.3%
GlaxoSmithKline PLC ADR	60,454	$3,098,268
Johnson & Johnson	93,685	6,105,451
Pfizer, Inc.	229,564	5,649,570
Wyeth	37,981	1,847,016
		$16,700,305
Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	4,800	$588,720
Simon Property Group, Inc.	47,490	4,944,184
		$5,532,904
Tobacco — 4.2%
Altria Group, Inc.	92,445	$6,742,014
Loews Corp. - Carolina Group	76,500	6,562,170
		$13,304,184
Water Utilities — 1.7%
Severn Trent PLC(1)	177,000	$5,343,197
		$5,343,197

See notes to financial statements

Dividend Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Wireless Telecommunication Services — 1.3%
Vodafone Group PLC ADR	106,500	$4,182,255
		$4,182,255
Total Common Stocks (identified cost $283,422,449)		$315,361,988
Other Investments — 0.0%
Description	Shares	Value
Cairn Energy PLC, Class B, Deferred Shares(1)(2)(3)	59,500	$0
Kelda Group PLC, Deferred Shares(1)(2)(3)	269,800	0
Total Other Investments (identified cost $0)		$0
Short-Term Investments — 2.8%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.83%(4)	8,679	$8,679,217
Total Short-Term Investments (identified cost $8,679,217)		$8,679,217
Total Investments — 102.5% (identified cost $292,101,666)		$324,041,205
Other Assets, Less Liabilities — (2.5)%		$(7,802,415)
Net Assets — 100.0%		$316,238,790

ADR - American Depository Receipt

(1)  Foreign security.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Non-income producing security.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2007.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	83.2%	$263,093,216
United Kingdom	4.5	14,227,737
Switzerland	2.2	7,015,745
Italy	2.0	6,203,258
Greece	2.0	6,155,491
Belgium	1.9	6,048,857
Germany	1.8	5,832,252
France	1.5	4,740,700
Finland	1.5	4,656,639
Canada	0.7	2,327,227
Sweden	0.7	2,168,590
Mexico	0.5	1,571,493
	102.5%	$324,041,205

See notes to financial statements

Dividend Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Unaffiliated investments, at value (identified cost, $283,422,449)	$315,361,988
Affiliated investment, at value (identified cost, $8,679,217)	8,679,217
Cash	1,960
Receivable for investments sold	10,269,302
Dividends and interest receivable	952,070
Interest receivable from affiliated investment	25,415
Tax reclaim receivable	172,393
Total assets	$335,462,345
Liabilities
Payable for investments purchased	$18,956,115
Payable to affiliate for investment advisory fees	164,899
Payable to affiliate for Trustees' fees	1,102
Other accrued expenses	101,439
Total liabilities	$19,223,555
Net Assets applicable to investors' interest in Portfolio	$316,238,790
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$284,290,125
Net unrealized appreciation (computed on the basis of identified cost)	31,948,665
Total	$316,238,790

Statement of Operations

For the Year Ended
October 31, 2007

Investment Income
Dividends (net of foreign taxes, $568,778)	$13,822,372
Interest	6,220
Interest income allocated from affiliated investment	235,289
Expenses allocated from affiliated investment	(22,129)
Total investment income	$14,041,752
Expenses
Investment adviser fee	$1,188,555
Trustees' fees and expenses	10,070
Custodian fee	139,385
Legal and accounting services	38,594
Miscellaneous	14,873
Total expenses	$1,391,477
Net investment income	$12,650,275
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(9,078,563)
Foreign currency transactions	(17,137)
Net realized loss	$(9,095,700)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$27,518,836
Foreign currency	(490)
Net change in unrealized appreciation (depreciation)	$27,518,346
Net realized and unrealized gain	$18,422,646
Net increase in net assets from operations	$31,072,921

See notes to financial statements

Dividend Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2007	Period Ended October 31, 2006(1)
From operations — Net investment income	$12,650,275	$3,753,280
Net realized loss from investment transactions and foreign currency transactions	(9,095,700)	(2,728,786)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	27,518,346	4,283,270
Net increase in net assets from operations	$31,072,921	$5,307,764
Capital transactions — Assets contributed by Eaton Vance Dividend Income Fund	$—	$5,112,681
Contributions	242,628,525	67,092,789
Withdrawals	(32,100,952)	(2,974,948)
Net increase in net assets from capital transactions	$210,527,573	$69,230,522
Net increase in net assets	$241,600,494	$74,538,286
Net Assets
At beginning of year	$74,638,296	$100,010
At end of year	$316,238,790	$74,638,296

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

See notes to financial statements

Dividend Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.76%	0.88	%(2)
Expenses after custodian fee reduction	0.76%	0.88	%(2)
Net investment income	6.77%	15.44	%(2)
Portfolio Turnover	87%	170%
Total Return	18.88%	10.33	%(3)
Net assets, end of year (000's omitted)	$316,239	$74,638

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements

Dividend Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2006 seeks to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2007, the Eaton Vance Dividend Income Fund held a 90.8% interest in the Portfolio. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of

Dividend Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.65% of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the year ended October 31, 2007, the Portfolio's advisory fee totaled $1,209,881 of which $21,326 was allocated from Cash Management and $1,188,555 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $381,733,390 and $159,148,428 respectively, for the year ended October 31, 2007.

4  Transfer of Assets

Investment operations began on March 24, 2006 with a transfer of investment assets, and related accounts by Eaton Vance Dividend Income Fund of $5,112,681, in exchange for an interest in the Portfolio, including net unrealized appreciation of $147,049. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

Dividend Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$292,140,140
Gross unrealized appreciation	$36,025,064
Gross unrealized depreciation	(4,123,999)
Net unrealized appreciation	$31,901,065

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2007.

8  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2007.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Dividend Income Portfolio as of October 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and the Investors
of Dividend Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Dividend Income Portfolio (the "Portfolio"), including the portfolio of investments, as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets and the supplementary data for the year then ended and the period from the start of business, March 24, 2006, to October 31, 2006. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Dividend Income Portfolio as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets and the supplementary data for the year ended and the period from the start of business, March 24, 2006, to October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2007

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Dividend Income Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance Dividend Income Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and its affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (November 2005) through September 30, 2006 for the Fund. The Board concluded that the performance of the Fund is satisfactory.

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's management fees and the Fund's total expense ratio for the period from inception through September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fee charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolio to continue to share such benefits equitably.

Eaton Vance Dividend Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Dividend Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and the Portfolio.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Trustee of the Trust since 2005 and of the Portfolio since 2006.	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Trustee of the Trust since 2003 and of the Portfolio since 2006.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Trustee of the Trust since 2003 and of the Portfolio since 2006.	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 2006.	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance Dividend Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998 and of the Portfolio since 2006.	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chaiman of the Board since 2007; Trustee of the Trust since 2005 and of the Portfolio since 2006.	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 29 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 34 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President	Vice President of the Trust since 2005 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2001 and President of the Portfolio since 2006	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 80 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Vice President of the Trust since 2003 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 53 registered investment companies managed by EVM or BMR.

Eaton Vance Dividend Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Susan Schiff 3/31/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Michelle A. Green 8/25/69	Treasurer of the Portfolio	Since 2006	Vice President of EVM and BMR. Officer of 68 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Chief Compliance Officer of the Trust since 2004 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

Investment Adviser of Dividend Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2634-12/07  DIVISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the fiscal period from inception to October 31, 2006 and the fiscal year ended October 31, 2007 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	3/24/06 to 10/31/2006	10/31/2007

Audit Fees	$20,000	$24,150

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$10,000	$10,650

All Other Fees(3)	$0	$0

Total	$30,000	$34,800

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	3/24/06 to 10/31/2006	10/31/2007

Registrant	$10,000	$10,650

Eaton Vance(1)	$72,100	$286,446

(1)Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

EATON VANCE FUNDS

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.  Identification of Candidates.  When a vacancy on the Board of a Fund exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Funds, counsel and other advisors to the Trustees, and shareholders of a Fund who submit recommendations in accordance with these procedures.  In no event shall the Governance Committee consider as a candidate to fill any such vacancy an individual recommended by management of the Funds, unless the Governance Committee has invited management to make such a recommendation.

II Shareholder Candidates.  The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund.  The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt.  The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.Evaluation of Candidates.  In evaluating a candidate for a position on the Board of a Fund, including any candidate recommended by shareholders of the Fund, the Governance Committee shall consider the following:  (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background, (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the candidate and the Fund; and (viii) such other factors as the Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.  Prior to making a final recommendation to the Board, the Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

December 11, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

December 11, 2007